Manning & Napier Insurance Fund, Inc.



Manning & Napier Bond Portfolio
Manning & Napier Equity Portfolio
Manning & Napier Small Cap Portfolio
Manning & Napier Moderate Growth Portfolio
Manning & Napier Growth Portfolio
Manning & Napier Maximum Horizon Portfolio

Semi-Annual Report
June 30, 1997

Management Discussion and Analysis

Dear Contract Owners:

The Manning & Napier Insurance Fund is comprised of six portfolios. Each of these portfolios is managed according to Manning & Napiers overview and its particular objective. In this section of the Semi-Annual Report, we will discuss our overview and how it is reflected in our portfolio management. On following pages, we will provide additional detail about the performance and holdings of each specific portfolio.

Our investment approach is based on three tenets:

The U.S. stock market, taken as a whole, remains overvalued.

The economic picture continues to feature steady growth and moderate inflation, certainly an attractive investment climate.

Globalization of industries and economies is not a fad or a phase, but a long-term trend that continues to grow in importance.
does all of this add up to? Since valuations, not the economy at large, are the problem, we can buy whenever we find individual stocks or sectors whose valuations are reasonable. This is where taking advantage of volatility comes in, as fluctuations in stock prices can create opportunities. Indeed, when the market as a whole hits a choppy phase, as it did in March and April of this year, opportunities to catch good stocks on a dip in valuations increase.
 As you would expect then, we were net buyers of stocks during that period.
we  are  well  prepared  to  be  active  globally.    Weve spent over a decade
investing in non-U.S. stocks, and over that time we have built staff, operations, and global contacts to compete effectively in this environment. The benefit is a wider field of opportunities. This comes in especially handy when the U.S. stock market is overvalued. Rather than passively waiting for a correction, we can actively seek alternatives. As a result, non-U.S. stocks make up a meaningful portion of portfolios. We expect this to be the rule, rather than the exception, going forward.
the whole, we are more optimistic about opportunities in the bond market than in the domestic stock market. As we have said before, we expect trends such as increased global trade to hold down inflation and result in gradually lower interest rates. Because lower interest rates mean higher bond prices, this will benefit bonds, particularly bonds with longer maturities, and we have positioned our bond holdings accordingly.
the mid-point of 1997, there are reasons for optimism in the markets, but we feel it is important to be selective. Our investment approach is well-suited for just such an environment.

We would like to thank you for the opportunity of helping you meet your investment goals. It is a service in which we take great pride.

Sincerely,

Manning & Napier Advisors, Inc.

Performance Update as of June 30, 1997 (unaudited)

BOND PORTFOLIO


We believe that the current economic environment is quite favorable for bonds, primarily because inflation has remained low. There have been indications from time-to-time that growth may be too strong and that inflation may increase, which has caused short-term volatility in the bond market, but the fact is that we are now several years into an environment of steady, moderate inflation levels. We continue to expect that inflation will be stable and that interest rates will be stable to lower.

During the first half of the year, bonds were bolstered by the activity of the federal government. The government has trimmed the budget deficit and recently retired a significant amount of U.S. Treasury securities. These actions toward fiscal responsibility contributed to a decline in interest rates. This decline in interest rates contributed to increased bond prices, which benefited the Bond Portfolio.

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Data for chart to follow:





          Manning & Napier  Merrill Lynch Corporate/
Date       Bond Portfolio    Government Bond Index

11/01/96            10,000                    10,000
12/31/96             9,940                    10,076
03/31/97             9,770                     9,997
06/30/97            10,140                    10,357











Performance From Inception 1


                                                  Total Return
Through                       Growth of $10,000                  Average
06/30/97                          Investment       Cumulative    Annual

Manning & Napier
   Bond Portfolio             $           10,140          1.40%  N/A
Merrill Lynch Corporate/
   Government Bond Index 2    $           10,357          3.57%  N/A




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<pie chart>



Data for chart to follow:







Portfolio Composition - Bond Portfolio - As of 6/30/97

U.S. Treasury Securities                                51%
U.S. Government Agencies                                47%
Cash, short-term investments and other assets
    less liabilities                                     2%











Effective Maturity - Bond Portfolio - As of 6/30/97*

1 - 3 Years                                           32%
3 - 5 Years                                           16%
5 - 10 Years                                          24%
Over 10 Years                                         28%




*As a percentage of total investment

Please see Page 8 for Footnotes

Performance Update as of June 30, 1997 (unaudited)

EQUITY PORTFOLIO


The objective of the Equity Portfolio is to provide long-term capital growth through equity investments. As mentioned earlier in this Semi-Annual Report, it is now especially important to be particularly selective given that the valuation levels that have been reached by much of the U.S. stock market have fully discounted the good times in general. While earnings indeed have been growing, companies must continue to post strong, consistent earnings growth to justify current stock prices. However, through our selectivity and investment disciplines, we have been able to add good opportunities to the portfolio.

We have been able to take advantage of the volatility in the stock market to take gains in several holdings and purchase equities at more attractive valuations. Another important investment focus we have been emphasizing is the stocks of companies either based abroad or that have a significant global presence. While many domestic stocks remain too expensive to meet our pricing disciplines, good opportunities have been identified overseas which take advantage of increasing competition, declining trade barriers and privatization. Globalization will be an important long-term trend that will continue to be a factor in the portfolios investments.

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Data for chart to follow:





          Manning & Napier  S&P 500 Total
Date      Equity Portfolio  Return Index

11/01/96            10,000         10,000
12/31/96            10,560         10,542
03/31/97            10,720         10,827
06/30/97            12,410         12,713








Performance From Inception 1


                                                   Total Return
Through                        Growth of $10,000                  Average
06/30/97                           Investment       Cumulative    Annual

Manning & Napier
   Equity Portfolio            $           12,410         24.10%  N/A
Standard & Poor's (S&P)
   500 Total Return Index 3    $           12,713         27.13%  N/A




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Data for chart to follow:






Portfolio Composition - Equity Portfolio - As of 6/30/97

Electronics & Electrical Equipment                         6.7%
Food & Beverages                                           3.6%
Paper & Allied Products                                    4.7%
Hospital & Medical Service Plans                           3.4%
Retail                                                    24.8%
Telecommunications                                         8.8%
Chemicals & Allied Products                                8.4%
Air Transportation                                         3.6%
Petroleum Refining                                         3.4%
Restaurants                                                3.0%
Technical Instruments & Supplies                          10.4%
U.S. Treasury Securities                                   6.5%
Miscellaneous *                                           12.7%


* Miscellaneous includes:
Diamonds
Distribution-Office Equipment
Engineering Services
Utilities - Electric
Cash, short-term investments,
and liabilities less other assets


Please see Page 8 for Footnotes

Performance Update as of June 30, 1997 (unaudited)


SMALL CAP PORTFOLIO

The Small Cap Portfolio has outperformed small company stocks in general, as measured by the Russell 2000 Index, for the 8-month period from inception. In addition, the Small Cap Portfolio outperformed the S&P 500 Index this period, although small cap stocks in general lagged larger company stocks.

Manning & Napiers strategies occasionally lead to investments in several companies within a given sector of the market. Although stocks are chosen individually, industry-wide factors sometimes provide an opportunity to purchase stocks with a strong outlook at attractive valuations. During the first half of 1997, three such industries -- fabric retailing, consumer software, and health care information companies -- made strong contributions to the Series return. A portion of these holdings have been sold and the gains locked in.

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Data for chart to follow:







           Manning & Napier    S&P 500 Total
Date      Small Cap Portfolio  Return Index

11/01/96               10,000         10,000
12/31/96               10,720         10,542
03/31/97               10,400         10,827
06/30/97               12,730         12,713









Performance From Inception 1

                                                   Total Return
Through                        Growth of $10,000                  Average
06/30/97                           Investment       Cumulative    Annual

Manning & Napier
   Small Cap Portfolio         $           12,730         27.30%  N/A
Standard & Poor's (S&P)
   500 Total Return Index 3    $           12,713         27.13%  N/A





<graphic>
<pie chart>

Data for chart to follow:








Portfolio Composition - Small Cap Portfolio - As of 6/30/97


Computer Equipment                                                6.7%
Glass Products                                                    4.2%
Primary Metal Industries                                         10.3%
Printing & Publishing                                             7.9%
Restaurants                                                       4.2%
Retail                                                           10.2%
Software                                                         14.7%
Technical Instruments & Supplies                                  5.4%
Transportation Equipment                                          3.4%
Electronics & Electrical Equipment                                7.0%
U.S. Treasury Securities                                          9.1%
Miscellaneous *                                                  16.9%


* Miscellaneous includes:

Amusement & Recreation Services
Broadcast Services
Direct Mail Advertising Services
Food & Beverages
Health Services
Industrial & Commercial Machinery
Management Services
Miscellaneous Plastic Products
Telecommunications
Cash, short-term investments and liabilities, less other assets




Please see Page 8 for Footnotes

Performance Update as of June 30, 1997 (unaudited)

OBJECTIVES-BASED PORTFOLIOS
(MODERATE GROWTH PORTFOLIO, GROWTH PORTFOLIO, & MAXIMUM HORIZON PORTFOLIO)

The portion of each of these Series which is allocated to stocks has increased substantially since the end of 1996. As discussed in the letter at the beginning of this Semi-Annual Report, we feel that, despite overall high stock market valuations, good opportunities exist in the market. When we identify stocks which meet our investment criteria and have appropriate valuations, they are added to the portfolio. Market volatility, such as we experienced in late March and early April, sometimes can provide the opportunity to purchase stocks which were previously priced too high to meet our strategy.

An important part of our overview has been the increased globalization of the world economy. Capitalism has spread, trade restrictions and tariffs have been reduced, and technology has also helped make worldwide trade an important trend. From an investment perspective, this means that many opportunities are located outside of the United States. Accordingly, a portion of the stocks in each of these portfolios is invested in international stocks.


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Data for chart to follow:







              Manning & Napier           Lehman Brothers          30-70
Date      Moderate Growth Portfolio  Intermediate Bond Index  Balanced Index

11/01/96                     10,000                   10,000          10,000
12/31/96                     10,110                   10,067          10,211
03/31/97                     10,060                   10,056          10,286
06/30/97                     10,710                   10,352          11,036








Performance From Inception 1

                                                  Total Return
Through                       Growth of $10,000                  Average
06/30/97                          Investment       Cumulative    Annual

Manning & Napier
   Moderate Growth Portfolio  $           10,710          7.10%  N/A
Lehman Brothers Intermediate
   Bond Index 4               $           10,352          3.52%  N/A
30-70 Balanced Index 5        $           11,036         10.36%  N/A




<graphic>
<pie chart>
Data for chart to follow:

Portfolio Composition - Moderate Growth - As of 6/30/97

Stocks 39.6%
Bonds 58.8%
Cash, short-term investments, and liabilities less other assets 1.6%

Please see Page 8 for Footnotes

Performance Update as of June 30, 1997 (unaudited)

Objective-Based Portfolios
(Moderate Growth Portfolio, Growth Portfolio & Maximum Horizon Portfolio)

<graphic>
<line chart>

Data for chart to follow:






          Manning & Napier      Lehman Brothers          50-50
Date      Growth Portfolio  Intermediate Bond Index  Balanced Index

11/01/96            10,000                   10,000          10,000
12/31/96            10,250                   10,067          10,311
03/31/97            10,290                   10,056          10,421
06/30/97            11,440                   10,352          11,520









Performance From Inception 1

                                                  Total Return
Through                       Growth of $10,000                  Average
06/30/97                          Investment       Cumulative    Annual

Manning & Napier
  Growth Portfolio            $           11,440         14.40%  N/A
Lehman Brothers Intermediate
   Bond Index 4               $           10,352          3.52%  N/A
50-50 Balanced Index 6        $           11,520         15.20%  N/A



<graphic>
<pie chart>

Data for chart to follow:

Portfolio Composition - Growth Portfolio - As of 6/30/97
Stocks 63.6%
Bonds, Cash, short-term investments and liabilities less other assets - 36.4%

Please see Page 8 for Footnotes

Performance Update as of June 30, 1997 (unaudited)

Objective-Based Portfolios
 (Moderate Growth Portfolio, Growth Portfolio & Maximum Horizon Portfolio)

<graphic>
<line chart>

Data for chart to follow:






              Manning & Napier                S&P
Date      Maximum Horizon Portfolio  500 Total Return Index

11/01/96                     10,000                  10,000
12/31/96                     10,440                  10,542
03/31/97                     10,540                  10,827
06/30/97                     12,190                  12,713








Performance From Inception 1

                                                   Total Return
Through                        Growth of $10,000                  Average
06/30/97                           Investment       Cumulative    Annual

Manning & Napier
   Maximum Horizon Portfolio   $           12,190         21.90%  N/A
Standard & Poor's (S&P)
   500 Total Return Index 3    $           12,713         27.13%  N/A




<graphic>
<pie chart>

Data for chart to follow:

Portfolio Composition - Maximum Horizon Portfolio - As of 6/30/97

Stocks 94.4%
Bonds 3.3%
Cash, short-term investments, and liabilities, less other assets 2.3%

Please see Page 8 for Footnotes

Footnotes to Performance Update (unaudited)



1   Performance numbers for the Funds and Indices are calculated from
November 1, 1996, the Funds' inception date. The Funds' performance is historical and may not be indicative of future results.

2   The Merrill Lynch Corporate/Government Bond Index is a market value weighted measure of approximately 3,592 corporate and government bonds. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

3   The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

4   The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,717 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

5   The Balanced Index is 30 % S&P 500 Total Return Index (see note 3) and
70% Lehman Brothers Intermediate Bond Index (see note 4). The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.


6   The Balanced Index is 50 % S&P 500 Total Return Index (see note 3) and
50% Lehman Brothers Aggregate Bond Index.  The Lehman Brothers
Aggregate Bond Index is a market value weighted measure of approximately 6,001 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike
Fund returns, do not reflect any fees or expenses.

Investment Portfolio - June 30, 1997 (unaudited)






Manning & Napier Bond Portfolio

                                                         PRINCIPAL       VALUE
                                                       AMOUNT/SHARES   (NOTE 2)

U.S. TREASURY SECURITIES - 50.58%

     U.S. Treasury Note, 6.50%, 10/15/2006             $       30,000  $ 29,869
     U.S. Treasury Bond, 6.875%, 8/15/2025                     35,000    35,109
                                                                       --------
TOTAL U.S. TREASURY SECURITIES
     (Identified Cost $66,697)                                           64,978
                                                                       --------
U.S. GOVERNMENT AGENCIES - 47.50%
     Federal Home Loan Bank Bond, 5.905%, 10/23/1998           10,000     9,983
     Federal Home Loan Mortgage Bond, 6.13%,
        8/19/1999                                              15,000    14,970
     Federal National Mortgage Association, 7.55%,
        4/22/2002                                              15,000    15,613
     Student Loan Marketing Association, 7.50%,
        3/8/2000                                               15,000    15,432
     Tennessee Valley Authority, 6.875%, 1/15/2002              5,000     5,032
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCIES
     (Identified Cost $61,623)                                           61,030
                                                                       --------
SHORT-TERM INVESTMENTS - 1.56%
     Dreyfus U.S. Treasury Money Market Reserves
     (Identified Cost $2,004)                                   2,004     2,004
                                                                       --------
TOTAL INVESTMENTS - 99.64%
     (Identified Cost $130,324)                                         128,012

OTHER ASSETS, LESS LIABILITIES - 0.36%                                      461
                                                                       --------
NET ASSETS - 100%                                                       128,473
                                                                       ========











FEDERAL TAX INFORMATION:

At June 30 1997, the net unrealized depreciation based on identified cost for federal income tax purposes of $130,324 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost          $      0

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value            (2,312)
                                                              --------
UNREALIZED DEPRECIATION - NET                                 ($2,312)
                                                              ========




The accompanying notes are an integral part of the financial statements.








Manning & Napier Equity Portfolio                     VALUE
                                            SHARES  (NOTE 2)
COMMON STOCK - 91.79%

AIR TRANSPORTATION - 3.60%
     Federal Express Corp.*                    100  $  5,775
                                                    --------
CHEMICALS & ALLIED PRODUCTS - 8.41%

     Colgate Palmolive, Co.                    100     6,525
     Pharmacia & Upjohn, Inc.                  200     6,950
                                                    --------
                                                      13,475
                                                    --------
DIAMONDS - 2.88%
     De Beers Centenary AG - ADR (Note 7)      125     4,617
                                                    --------
DISTRIBUTION - OFFICE EQUIPMENT - 3.00%
     Unisource Worldwide, Inc.                 300     4,800
                                                    --------
ELECTRONICS & ELECTRICAL EQUIPMENT - 6.68%
     Coleman Company, Inc.*                    400     6,900
     Motorola, Inc.                             50     3,800
                                                    --------
                                                      10,700
                                                    --------
ENGINEERING SERVICES - 2.94%
     Jacobs Engineering Group, Inc.*           175     4,703
                                                    --------
FOOD & BEVERAGE - 3.63%
     Unilever Plc - ADR (Note 7)                50     5,810
                                                    --------
HOSPITAL & MEDICAL SERVICE PLANS - 3.37%
     MedPartners, Inc.*                        250     5,406
                                                    --------
PAPER & ALLIED PRODUCTS - 4.74%
     Fort Howard Corp.*                        150     7,594
                                                    --------
PETROLEUM REFINING - 3.36%
     YPF Sociedad Anonima - ADR (Note 7)       175     5,381
                                                    --------
RESTAURANTS - 3.02%
     McDonald's Corp.                          100     4,831
                                                    --------
RETAIL - 24.81%
     RETAIL - CATALOG & MAIL ORDER - 7.69%
     Comcast Corp. - Class A                   250     5,344
     Fingerhut Companies, Inc.                 400     6,975
                                                    --------
                                                      12,319
                                                    --------
     RETAIL - SPECIALTY STORES - 17.12%
     Fabri-Centers of America - Class B*       200     4,675
     Hancock Fabrics, Inc.                     450     6,216
     Home Depot, Inc.                           75     5,170
     Ikon Office Solutions, Inc.               175     4,364
     Tandy Corp.                               125     7,000
                                                    --------
                                                      27,425
                                                    --------
                                                      39,744
                                                    --------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1997 (unaudited)







                                                          Shares/         Value
Manning & Napier Equity Portfolio (continued)         Principal Amount   (Note 2)


TECHNICAL INSTRUMENTS & SUPPLIES - 10.36%
     Eastman Kodak, Co.                                            100  $  7,675
     Millipore Corp.                                               100     4,400
     Nellcor Puritan Bennett, Inc.*                                250     4,531
                                                                        --------
                                                                          16,606
                                                                        --------
TELECOMMUNICATIONS - 8.77%
     Compania Anonima Nacional Telefonos
         de Venezuela (CANTV) - ADR* (Note 7)                      150     6,469
     Telecomunicacoes Brasileiras - Telebras - ADR
         (Note 7)                                                   50     7,588
                                                                        --------
                                                                          14,057
                                                                        --------
UTILITIES - ELECTRIC - 2.22%
     Enersis S.A. - ADR (Note 7)                                   100     3,556
                                                                        --------
TOTAL COMMON STOCK
     (Identified Cost $121,669)                                          147,055
                                                                        --------
U.S. TREASURY SECURITIES - 6.51%
     U.S. Treasury Bond, 7.25%, 8/15/2022
        (Identified Cost $10,606)                    $          10,000    10,434
                                                                        --------
SHORT-TERM INVESTMENTS - 2.66%
     Dreyfus U.S. Treasury Money Market Reserves
     (Identified Cost $4,254)                                    4,254     4,254
                                                                        --------
TOTAL INVESTMENTS - 100.96%
     (Identified Cost $136,529)                                          161,743

LIABILITIES, LESS OTHER ASSETS - (0.96)%                                  (1,532)
                                                                        --------
NET ASSETS - 100%                                                       $160,211
                                                                        ========



* Non-Income producing security.

FEDERAL TAX INFORMATION:
At June 30, 1997, the net unrealized appreciation based on identified cost for federal income tax purposes of $136,529 was as follows:


Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                  $29,289


Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                   (4,075)
                                                                     --------
UNREALIZED APPRECIATION - NET                                        $25,214
                                                                     ========



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1997 (unaudited)







                                                        Value
Manning & Napier Small Cap Portfolio          Shares  (Note 2)


COMMON STOCK - 90.45%

AMUSEMENT & RECREATION SERVICES - 1.79%
   Grand Casinos, Inc.*                          200  $  2,950
                                                      --------
BROADCAST SERVICES - 2.20%
   Groupe AB - ADR (Note 7)                      425     3,613
                                                      --------
COMPUTER EQUIPMENT- 6.66%
   Bell & Howell Company, Inc.*                  300     9,244
   Varitronix International Ltd. (Note 7)      1,000     1,698
                                                      --------
                                                        10,942
                                                      --------
DIRECT MAIL ADVERTISING SERVICES - 1.34%
   Harte-Hanks Communications                     75     2,212
                                                      --------
ELECTRONICS & ELECTRICAL EQUIPMENT - 7.02%
   Coleman Company, Inc.*                        425     7,331
   Harman International Industries, Inc.         100     4,213
                                                      --------
                                                        11,544
                                                      --------
FOOD & BEVERAGES - 2.07%
   Canandaigua Wine Co.*                         100     3,400
                                                      --------
GLASS PRODUCTS - 4.26%
   Libbey, Inc.*                                 200     7,000
                                                      --------
HEALTH SERVICES - 0.59%
   U. S. Physical Therapy, Inc.*                 100       962
                                                      --------
INDUSTRIAL & COMMERCIAL MACHINERY - 2.16%
   Outboard Marine Corp.*                        200     3,550
                                                      --------
MANAGEMENT SERVICES - 2.05%
   Physician Support Systems, Inc.*              275     3,369
                                                      --------
MISCELLANEOUS PLASTIC PRODUCTS - 1.84%
   Pt Tri Polyta Indonesia - Sp ADR (Note 7)     525     3,019
                                                      --------
PRIMARY METAL INDUSTRIES - 10.33%
   American Superconductor Corp.*                250     3,062
   Gibraltar Steel Corp.*                        275     6,325
   Special Metals Corp.*                         175     3,413
   Wolverine Tube, Inc.*                         150     4,181
                                                      --------
                                                        16,981
                                                      --------
PRINTING & PUBLISHING - 7.91%
   Houghton Mifflin Co.                           25     1,669
   Playboy Enterprises, Inc. - Class A*          125     1,437
   Playboy Enterprises, Inc. - Class B*          250     2,891
   Scholastic Corp.*                             200     7,000
                                                      --------
                                                        12,997
                                                      --------
RESTAURANTS - 4.23%
   Morton Restaurant Group, Inc.                 350     6,956
                                                      --------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1997 (unaudited)








                                                           Shares/         Value
Manning & Napier Small Cap Portfolio (continued)      Principal Amount   (Note 2)


RETAIL - SPECIALTY STORES - 10.22%
   Fabri-Centers of America - Class A*                              375  $ 10,219
   Hancock Fabrics, Inc.                                            300     4,144
   Loehmans Holdings, Inc.                                          375     2,437
                                                                         --------
                                                                           16,800
                                                                         --------
SOFTWARE -14.65%
   Activision, Inc.*                                                100     1,437
   Apache Medical Systems, Inc.                                     200     1,525
   Broderbund Software, Inc.*                                       175     4,320
   Electronic Arts, Inc.*                                           100     3,362
   Imnet Systems, Inc.                                              125     3,883
   Medic Computer Systems, Inc.*                                    150     3,338
   Spectrum Holobyte, Inc.*                                         275     1,341
   Symantec Corp.*                                                  250     4,875
                                                                          --------
                                                                           24,081
                                                                          --------
TECHNICAL INSTRUMENTS & SUPPLIES - 5.38%
   Lunar Corp.*                                                     175     3,806
   Sola International, Inc.*                                        150     5,025
                                                                          --------
                                                                            8,831
                                                                          --------
TELECOMMUNICATIONS - 2.31%
   Vimpel Communications - ADR (Note 7)*                            100     3,800
                                                                          --------
TRANSPORTATION EQUIPMENT - 3.44%
   Federal Signal Corp.                                             225     5,653
                                                                          --------
TOTAL COMMON STOCK
  (Identified Cost $126,419)                                              148,660
                                                                          --------
U.S. TREASURY NOTES - 9.14%
   U.S. Treasury Note, 6.50%, 8/15/1997 (Identified
      Cost $15,031)                                   $          15,000    15,019
                                                                          --------
SHORT-TERM INVESTMENTS - 1.37%
   Dreyfus U.S. Treasury Money Market Reserves                    2,132     2,132
   Dreyfus Government Cash Management Class A                       125       125
                                                                          --------
TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $2,257)                                                 2,257
                                                                          --------


The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1997 (unaudited)







                                                    Value
Manning & Napier Small Cap Portfolio (continued)  (Note 2)


TOTAL INVESTMENTS - 100.96%
   (Identified Cost $143,707)                     $165,936

LIABILITIES, LESS OTHER ASSETS - (0.96)%            (1,574)
                                                  --------
NET ASSETS - 100%                                 $164,362
                                                  ========



* Non-income producing security







FEDERAL TAX INFORMATION:

At June 30, 1997, the net unrealized appreciation based on identified cost for federal income tax purposes of $143,707 was as follows:
Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                         $27,952

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                         (5,723)
                                                                            --------
UNREALIZED APPRECIATION - NET                                               $22,229
                                                                            ========



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1997 (unaudited)







                                                               Value
Manning & Napier Moderate Growth Portfolio           SHARES  (Note 2)

COMMON STOCK - 39.57%

AIR TRANSPORTATION- 1.06%
     Federal Express Corp.*                              25  $  1,444
                                                             --------
AMUSEMENT & RECREATIONAL SERVICES- 1.11%
     Resorts World Berhad - ADR (Note 7)                100     1,505
                                                             --------
CHEMICALS & ALLIED PRODUCTS - 2.56%
     Pharmacia & Upjohn, Inc.                           100     3,475
                                                             --------
COMMUNICATIONS- 1.08%
     Stet Societa' Finanziaria Telefonica S.p.A. -
        ADR (Note 7)                                     25     1,459
                                                             --------
DIAMONDS- 1.36%
     De Beers Centenary AG - ADR (Note 7)                50     1,847
                                                             --------
DISTRIBUTION - OFFICE EQUIPMENT - 1.77%
     Unisource Worldwide, Inc.                          150     2,400
                                                             --------
ENGINEERING SERVICES - 0.50%
     Jacobs Engineering Group, Inc.*                     25       672
                                                             --------
FOOD & BEVERAGE - 2.14%
     Unilever Plc - ADR (Note 7)                         25     2,905
                                                             --------
HOSPITAL & MEDICAL SERVICE PLANS- 1.99%
     MedPartners, Inc.*                                 125     2,703
                                                             --------
INDUSTRIAL & COMMERCIAL MACHINERY - 0.85%
     York International Corp.                            25     1,150
                                                             --------
MOTION PICTURES - 2.21%
     Viacom, Inc. - Class B*                            100     3,000
                                                             --------
RESTAURANTS - 4.45%
     McDonald's Corp.                                   125     6,039
                                                             --------
RETAIL - 6.87%
     RETAIL - CATALOG & MAIL ORDER - 3.18%
     Comcast Corp. - Class A                            100     2,138
     Fingerhut Companies, Inc.                          125     1,180
                                                             --------
                                                                4,318
                                                             --------
     RETAIL - SPECIALTY STORES - 3.69%
     Fabri-Centers of America - Class B*                 50     1,169
     Hancock Fabrics, Inc.                               75     1,036
     Tandy Corp.                                         50     2,800
                                                             --------
                                                                5,005
                                                             --------
                                                                9,323
                                                             ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 7.24%
     Eastman Kodak Co.                                   75     5,756
     Nellcor Puritan Bennett, Inc.*                     225     4,078
                                                             --------
                                                                9,834
                                                             --------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1997 (unaudited)







                                                        Principal Amount/     Value
Manning & Napier Moderate Growth Portfolio (continued)        Shares        (Note 2)


TELECOMMUNICATIONS - 4.38%
     Compania Anonima Nacional Telefonos
        de Venezuela (CANTV) - ADR* (Note 7)                            50  $  2,156
     Telecomunicacoes Brasileiras Telebras- ADR
        (Note 7)                                                        25     3,794
                                                                            --------
                                                                               5,950
                                                                            --------
TOTAL COMMON STOCK
     (Identified Cost $48,080)                                                53,706
                                                                            --------
U.S. TREASURY SECURITIES- 25.82%
     U.S. TREASURY BONDS - 18.48%
     U.S. Treasury Bond, 6.875%, 8/15/2025
        (Identified Cost $25,612)                       $           25,000    25,078
                                                                            --------
     U.S. TREASURY NOTES - 7.34%
     U.S. Treasury Note, 6.50%, 10/15/2006                           5,000     4,978
     U.S. Treasury Note, 6.25%, 10/31/2001                           5,000     4,978
                                                                            --------
     TOTAL U.S. TREASURY NOTES
       (Identified Cost $10,103)                                               9,956
                                                                            --------
TOTAL U.S. TREASURY SECURITIES
        (Identified Cost $35,715)                                             35,034
                                                                            --------
U.S. GOVERNMENT AGENCY - 33.02%
     Federal Home Loan Bank Bond, 5.95%,
        11/5/1999                                                   15,000    14,898
     Federal National Mortgage Association, 5.375%,
        6/10/1998                                                   15,000    14,924
     Tennessee Valley Authority, 5.95%, 9/15/1998                   15,000    14,983
                                                                            --------
TOTAL U.S. GOVERNMENT AGENCIES
     (Identified Cost $44,976)                                                44,805
                                                                            ---------

SHORT-TERM INVESTMENTS - 3.52%
     Dreyfus U.S. Treasury Money Market Reserves
        (Identified Cost $4,774)                                     4,774     4,774
                                                                            --------
TOTAL INVESTMENTS - 101.93%
     (Identified Cost $133,545)                                              138,319

LIABILITIES, LESS OTHER ASSETS - (1.93)%                                      (2,619)
                                                                            --------
NET ASSETS - 100%                                                           $135,700
                                                                            ========


*Non-income producing security





FEDERAL TAX INFORMATION:

At June 30, 1997, the net unrealized appreciation based on identified cost for federal income tax purposes of $135,545 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                          $ 6,561

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                           (1,787)
                                                                             --------
UNREALIZED APPRECIATION - NET                                                $ 4,774
                                                                             ========





The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1997 (unaudited)







                                                               Value
Manning & Napier Growth Portfolio                    SHARES  (Note 2)

COMMON STOCK - 63.57%

AIR TRANSPORTATION- 1.00%
     Federal Express Corp.*                              25  $  1,444
                                                             --------
AMUSEMENT & RECREATIONAL SERVICES - 1.04%
     Resorts World Berhad - Spa ADR (Note 7)            100     1,505
                                                             --------
CHEMICALS & ALLIED PRODUCTS - 3.59%
     Pharmacia & Upjohn, Inc.                           150     5,213
                                                             --------
COMMUNICATIONS- 4.77%
     Frontier Corp.                                     200     3,987
     Stet Societa' Finanziaria Telefonica S.p.A. -
        ADR (Note 7)                                     50     2,919
                                                             --------
                                                                6,906
                                                             --------
DIAMONDS- 1.91%
     De Beers Centenary AG - ADR (Note 7)                75     2,770
                                                             --------
DISTRIBUTION - OFFICE EQUIPMENT - 1.10%
     Unisource Worldwide, Inc.                          100     1,600
                                                             --------
ELECTRONICS & ELECTRICAL EQUIPMENT - 2.62%
     Motorola, Inc.                                      50     3,800
                                                             --------
ENGINEERING SERVICES - 0.46%
     Jacobs Engineering Group, Inc.*                     25       672
                                                             --------
FOOD & BEVERAGE - 4.48%
     Allied Domecq PLC - ADR (Note 7)                   500     3,591
     Unilever Plc - ADR (Note 7)                         25     2,905
                                                             --------
                                                                6,496
                                                             --------
HOSPITAL & MEDICAL SERVICE PLANS - 3.36%
     MedPartners, Inc.*                                 225     4,866
                                                             --------
MOTION PICTURES - 3.11%
     Viacom, Inc. - Class B*                            150     4,500
                                                             --------
SOFTWARE - 3.48%
     Oracle Corp.*                                      100     5,038
                                                             --------
PETROLEUM REFINING - 1.59%
     YPF Sociedad Anonima - ADR (Note 7)                 75     2,306
                                                             --------
RESTAURANTS - 3.33%
     McDonald's Corp.                                   100     4,831
                                                             --------
RETAIL - 10.52%
     RETAIL - CATALOG & MAIL ORDER - 3.72%
     Comcast Corp. - Class A                            150     3,206
     Fingerhut Companies, Inc.                          125     2,180
                                                             --------
                                                                5,386
                                                             --------
     RETAIL - SPECIALTY STORES - 6.80%
     Fabri-Centers of America - Class B*                 50     1,169
     Hancock Fabrics, Inc.                               75     1,036
     Home Depot, Inc.                                    50     3,447
     Tandy Corp.                                         75     4,200
                                                             --------
                                                                9,852
                                                             --------
                                                               15,238
                                                             --------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1997 (unaudited)








                                                           Shares/         Value
Manning & Napier Growth Portfolio (continued)         Principal Amount   (Note 2)


TECHNICAL INSTRUMENTS & SUPPLIES - 10.39%
     Eastman Kodak Co.                                              100  $  7,675
     Millipore Corp.                                                 75     3,300
     Nellcor Puritan Bennett, Inc.*                                 225     4,078
                                                                         --------
                                                                           15,053
                                                                         --------
TELECOMMUNICATIONS - 5.59%
     Compania Anonima Nacional Telefonos de
        Venezuela (CANTV) - ADR* (Note 7)                           100     4,312
     Telecomunicacoes Brasileiras - Telebras -
        ADR (Note 7)                                                 25     3,794
                                                                         --------
                                                                            8,106
                                                                         --------
UTILITIES-ELECTRIC- 1.23%
     Enersis S.A.- ADR (Note 7)                                      50     1,778
                                                                         --------
TOTAL COMMON STOCK
     (Identified Cost $80,312)                                             92,122
                                                                         --------
U.S. TREASURY SECURITIES- 27.67%
     U.S. Treasury Bond, 6.875%, 8/15/2025            $          35,000    35,109
     U.S. Treasury Note, 6.25%, 10/31/2001                        5,000     4,978
                                                                         --------
TOTAL U.S. TREASURY SECURITIES
     (Identified Cost $40,813)                                             40,087
                                                                         ---------

U.S. GOVERNMENT AGENCY - 10.28%
     Federal Home Loan Mortgage Corporation, 5.95%,
        11/5/1999 (Identified Cost $15,023)                      15,000    14,898
                                                                         --------
SHORT-TERM INVESTMENTS - 2.81%
     Dreyfus U.S. Treasury Money Market Reserves
        (Identified Cost $4,071)                                  4,071     4,071
                                                                         --------
TOTAL INVESTMENTS - 104.33%
     (Identified Cost $140,219)                                           151,178

LIABILITIES, LESS OTHER ASSETS - (4.33)%                                   (6,264)
                                                                         --------
NET ASSETS - 100%                                                        $144,914
                                                                         ========




*Non-income producing security







FEDERAL TAX INFORMATION:

At June 30, 1997, the net unrealized appreciation based on identified cost for federal income tax purposes of $140,219 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                          $12,917

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                           (1,958)
                                                                             --------
UNREALIZED APPRECIATION - NET                                                $10,959
                                                                             ========





The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1997 (unaudited)







                                                                   VALUE
Manning & Napier Maximum Horizon Portfolio               SHARES  (NOTE 2)

COMMON STOCK - 94.44%

AMUSEMENT & RECREATIONAL SERVICES - 0.98%
     Resorts World Berhad - Spa ADR (Note 7)                100  $  1,506
                                                                 --------
CHEMICAL & ALLIED PRODUCTS - 10.24%
     Pharmacia & Upjohn, Inc.                               150     5,212
     Procter & Gamble Co.                                    75    10,594
                                                                 --------
                                                                   15,806
                                                                 --------
COMMUNICATIONS - 6.71%
     Frontier Corp.                                         300     5,981
     Stet Societa' Finanziaria Telefonica S.p.A. - ADR
        (Note 7)                                             75     4,378
                                                                 --------
                                                                   10,359
                                                                 --------
COMPUTER INTEGRATED SYSTEMS DESIGN - 4.46%
     HBO & Co.                                              100     6,887
                                                                 --------
DIAMONDS - 2.39%
     De Beers Centenary AG - ADR (Note 7)                   100     3,694
                                                                 --------
DISTRIBUTION - OFFICE EQUIPMENT - 1.94%
     Unisource Worldwide, Inc.                              187     2,992
                                                                 --------
ELECTRONICS & ELECTRICAL PRODUCTS - 6.65%
     Coleman Company, Inc.*                                 375     6,469
     Motorola, Inc.                                          50     3,800
                                                                 --------
                                                                   10,269
                                                                 --------
ENGINEERING SERVICES - 0.44%
     Jacobs Engineering Group, Inc.*                         25       672
                                                                 --------
FOOD & BEVERAGE - 1.88%
     Unilever Plc - ADR (Note 7)                             25     2,905
                                                                 --------
HOSPITAL & MEDICAL SERVICE PLANS - 3.15%
     MedPartners, Inc.*                                     225     4,866
                                                                 --------
INDUSTRIAL & COMMERCIAL MACHINERY - 2.23%
     York International Corp.                                75     3,450
                                                                 --------
MOTION PICTURES - 3.89%
     Viacom, Inc. - Class B*                                200     6,000
                                                                 --------
PAPER MILLS - 6.51%
     Fort Howard Corp.*                                     100     5,063
     Kimberly-Clark Corp.                                   100     4,975
                                                                 --------
                                                                   10,038
                                                                 --------
PETROLEUM REFINING - 2.99%
     YPF Sociedad Anonima - ADR (Note 7)                    150     4,612
                                                                 --------
RESTAURANTS - 3.91%
     McDonald's Corp.                                       125     6,039
                                                                 --------
RETAIL - 12.96%
     RETAIL - CATALOG & MAIL ORDER - 4.18%
     Comcast Corp. - Class A                                200     4,275
     Fingerhut Companies, Inc.                              125     2,180
                                                                 --------
                                                                    6,455
                                                                 --------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1997 (unaudited)








                                                                   Value
Manning & Napier Maximum Horizon Portfolio (continued)  Shares   (Note 2)

RETAIL (continued)

     RETAIL - SPECIALTY STORES - 8.78%
     Hancock Fabrics, Inc.                                  100  $  1,381
     Home Depot, Inc.                                        75     5,170
     Tandy Corp.                                            125     7,000
                                                                 ---------
                                                                   13,551
                                                                 ---------
                                                                   20,006
                                                                 ---------

SOFTWARE - 5.71%
     Oracle Corp.*                                          175     8,816
                                                                 ---------
TECHNICAL INSTRUMENTS & SUPPLIES - 9.85%
     Eastman Kodak Co.                                       75     5,756
     Millipore Corp.                                         50     2,200
     Nellcor Puritan Bennett, Inc.*                         400     7,250
                                                                 ---------
                                                                   15,206
                                                                 ---------
TELECOMMUNICATIONS - 5.25%
     Compania Anonima Nacional Telefonos
        de Venezuela (CANTV) - ADR* (Note 7)                100     4,312
     Telecomunicacoes Brasileiras - Telebras -
        ADR (Note 7)                                         25     3,794
                                                                 ---------
                                                                    8,106
                                                                 ---------
UTILITIES-ELECTRIC - 2.30%
     Enersis S.A.- ADR (Note 7)                             100     3,556
                                                                 ---------
TOTAL COMMON STOCK
     (Identified Cost $123,781)                                   145,785
                                                                 ---------
U.S. TREASURY SECURITIES - 3.25%
     U.S. Treasury Bond, 6.875%,  8/15/2025
        (Identified Cost $4,881)                        $ 5,000     5,015
                                                                 ---------
SHORT-TERM INVESTMENTS - 3.30%
     Dreyfus U.S. Treasury Money Market Reserves
        (Identified Cost $5,099)                          5,099     5,099
                                                                 ---------
TOTAL INVESTMENTS - 100.99%
     (Identified Cost $133,761)                                   155,899

LIABILITIES, LESS OTHER ASSETS - (0.99)%                           (1,528)
                                                                 ---------
NET ASSETS - 100%                                                $154,371
                                                                 =========



*Non-income producing security





FEDERAL TAX INFORMATION:

At June 30, 1997, the net unrealized appreciation based on identified cost for federal income tax purposes of $133,761 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there was an excess of value over tax cost                $23,801

Aggregate gross unrealized depreciation for all investments in
which there was an excess of tax cost over value                 (1,663)
                                                               ---------
UNREALIZED APPRECIATION - NET                                   $22,138
                                                               =========



The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 1997







                                       MANNING & NAPIER INSURANCE FUND, INC.
                                      ---------------------------------------
                                                                                                        Moderate
                                                       Bond                      Equity    Small Cap     Growth      Growth
                                                     Portfolio                 Portfolio   Portfolio   Portfolio   Portfolio


ASSETS:

Investments in securities (Note 2):
     At identified cost               $                              130,324   $  136,529  $  143,707  $  135,545  $  140,219
                                                                     =======      =======     =======     =======     =======
     At value                         $                              128,012   $  161,743  $  165,936  $  138,319  $  151,178
Cash                                                                      --           --          82          --          19
Dividends receivable                                                      --          241          24         120         150
Interest receivable                                                    2,487          272         366       1,214       1,096
Receivable for securities sold                                            --           --          --          --          --
Receivable from investment advisor
   advisor (Note 3)                                                   10,281        9,792       9,962      10,035      10,007
                                                                     -------      -------     -------     -------     -------
TOTAL ASSETS                                                         140,780      172,048     176,370     149,688     162,450
                                                                     -------      -------     -------     -------     -------

LIABILITIES:

Accrued Directors' fees (Note 3)                                       3,405        3,405       3,405       3,405       3,405
Audit fee payable                                                      4,391        4,391       4,391       4,391       4,391
Payable for securities purchased                                          --           --          --       1,838       5,489
Other payables and accrued expenses                                    4,511        4,041       4,212       4,354       4,251
                                                                     -------      -------     -------     -------     -------
TOTAL LIABILITIES                                                     12,307       11,837      12,008      13,988      17,536
                                                                     -------      -------     -------     -------     -------
NET ASSETS                            $                              128,473   $  160,211  $  164,362  $  135,700  $  144,914
                                                                     =======      =======     =======     =======     =======
NET ASSETS CONSIST OF:

Capital stock                         $                                  127   $      129  $      129  $      127  $      127
Additional paid-in-capital                                           126,540      129,064     130,598     126,540     126,540
Undistributed net investment income                                    4,118        1,021         243       3,189       2,542
Accumulated net realized gain
     on investments                                                       --        4,783      11,163       1,070       4,746
Net unrealized appreciation
    (depreciation) on investments                                     (2,312)      25,214      22,229       4,774      10,959
                                                                     -------      -------     -------     -------     -------
TOTAL NET ASSETS                      $                              128,473   $  160,211  $  164,362  $  135,700  $  144,914
                                                                     =======      =======     =======     =======     =======
SHARES OUTSTANDING                                                    12,667       12,907      12,913      12,667      12,667
                                                                     =======      =======     =======     =======     =======
NET ASSET VALUE PER SHARE             $                                10.14   $    12.41  $    12.73  $    10.71  $    11.44
                                                                     =======      =======     =======     =======     =======






                                       Maximum
                                       Horizon
                                      Portfolio


ASSETS:

Investments in securities (Note 2):
     At identified cost               $  133,761
                                         =======
     At value                         $  155,899
Cash                                          --
Dividends receivable                         206
Interest receivable                          129
Receivable for securities sold             2,926
Receivable from investment advisor
   advisor (Note 3)                        9,974
                                         -------
TOTAL ASSETS                             169,134
                                         -------

LIABILITIES:

Accrued Directors' fees (Note 3)           3,405
Audit fee payable                          4,391
Payable for securities purchased           2,758
Other payables and accrued expenses        4,209
                                         -------
TOTAL LIABILITIES                         14,763
                                         -------
NET ASSETS                            $  154,371
                                         =======
NET ASSETS CONSIST OF:

Capital stock                         $      127
Additional paid-in-capital               126,540
Undistributed net investment income        1,054
Accumulated net realized gain
     on investments                        4,512
Net unrealized appreciation
    (depreciation) on investments         22,138
                                         -------
TOTAL NET ASSETS                      $  154,371
                                         =======
SHARES OUTSTANDING                        12,667
                                         =======
NET ASSET VALUE PER SHARE             $    12.19
                                         =======



The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 1997








                                         MANNING & NAPIER INSURANCE FUND, INC.
                                        ---------------------------------------
                                                                                                            Moderate
                                                         Bond                      Equity      Small Cap     Growth
                                                       Portfolio                  Portfolio    Portfolio    Portfolio



INVESTMENT INCOME:

Interest                                $                                3,867   $      466   $      581   $    2,856
Dividends                                                                   --          822          398          288
Other Income                                                                --           --        1,546           --
                                                                        ------       ------       ------       ------
Total Investment Income                                                  3,867        1,288        2,525        3,144
                                                                        ------       ------       ------       ------

EXPENSES:

Management fees (Note 3)                                                   312          723          708          647
Directors' fees (Note 3)                                                 3,405        3,405        3,405        3,405
Custodian fee                                                               60          259          740          390
Audit fee                                                                3,471        3,471        3,471        3,471
Miscellaneous                                                            3,875        3,526        3,195        3,545
                                                                        ------       ------       ------       ------
Total Expenses                                                          11,123       11,384       11,519       11,458

Less Waiver of Expenses (Note 3)                                       (10,593)     (10,515)     (10,670)     (10,682)
                                                                        ------       ------       ------       ------
Net Expenses                                                               530          869          849          776
                                                                        ------       ------       ------       ------
NET INVESTMENT INCOME                                                    3,337          419        1,676        2,368
                                                                        ------       ------       ------       ------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments                                            --        6,370       11,847        1,070
Net change in unrealized appreciation
   (depreciation) on investments                                          (739)      17,155       12,465        4,158
                                                                        ------       -------      -------      -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS                                             (739)      23,525       24,312        5,228
                                                                        ------       -------      -------      -------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS            $                                2,598   $   23,944   $   25,988   $    7,596
                                                                        ======       =======      =======      =======









                                                       Maximum
                                          Growth       Horizon
                                         Portfolio    Portfolio



INVESTMENT INCOME:

Interest                                $    2,236   $      810
Dividends                                      476          785
Other Income                                    --           --
                                            ------       ------
Total Investment Income                      2,712        1,595
                                            ------       ------

EXPENSES:

Management fees (Note 3)                       670          698
Directors' fees (Note 3)                     3,405        3,405
Custodian fee                                  340          510
Audit fee                                    3,471        3,471
Miscellaneous                                3,595        3,425
                                            ------       ------
Total Expenses                              11,481       11,509

Less Waiver of Expenses (Note 3)           (10,677)     (10,672)
                                            ------       ------
Net Expenses                                   804          837
                                            ------       ------
NET INVESTMENT INCOME                        1,908          758
                                            ------       ------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments             4,769        4,602
Net change in unrealized appreciation
   (depreciation) on investments             8,363       16,795
                                            ------       ------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS               13,132       21,397
                                            ------       ------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS            $   15,040   $   22,155
                                            ======       ======




The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (unaudited)









                                           MANNING & NAPIER INSURANCE FUND INC

                                                           Bond Portfolio                       Equity Portfolio
                                          -------------------------------------                 -----------------
                                                       For the six                  For the        For the six        For the
                                                         months                     period           months           period
                                                          ended                   11/1/961 to         ended         11/1/961 to
                                                         6/30/97                   12/31/96          6/30/97         12/31/96
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS:

Net investment income                     $                              3,337   $        781   $             419  $        602
Net realized gain (loss) on investments                                     --             --               6,370        (1,587)
Net change in unrealized appreciation
   (depreciation) on investments                                          (739)        (1,573)             17,155         8,059
                                                                         ------        ------              ------         ------
Net increase (decrease) in net assets
   from operations                                                       2,598           (792)             23,944         7,074
                                                                         ------        ------              ------         ------
CAPITAL STOCK ISSUED AND
 REDEEMED:

Net increase in net assets from
   capital share transactions (Note 5)                                      --        126,667                  --       129,193
                                                                         ------       -------              ------       -------
Net increase in net assets                                               2,598        125,875              23,944       136,267


NET ASSETS:

Beginning of period                                                    125,875             --             136,267            --
                                                                       -------        -------             -------       -------
END OF PERIOD                             $                            128,473   $    125,875   $         160,211  $    136,267
                                                                       =======        =======             =======       =======







                                          Small Cap Portfolio
                                          --------------------
                                              For the six          For the
                                                 months            period
                                                 ended           11/1/961 to
                                                6/30/97           12/31/96
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS:

Net investment income                     $              1,676  $        113
Net realized gain (loss) on investments                 11,847          (684)
Net change in unrealized appreciation
   (depreciation) on investments                        12,465         9,764
                                                        ------         ------
Net increase (decrease) in net assets
   from operations                                      25,988         9,193
                                                        ------         ------
CAPITAL STOCK ISSUED AND
 REDEEMED:

Net increase in net assets from
   capital share transactions (Note 5)                      --       129,181
                                                        ------       ------
Net increase in net assets                              25,988       138,374


NET ASSETS:

Beginning of period                                    138,374            --
                                                       -------       -------
END OF PERIOD                                          164,362  $    138,374
                                                       =======       =======




1 Commencement of operations.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (unaudited)






                                          MANNING & NAPIER INSURANCE FUND INC

                                             Moderate Growth     Portfolio
                                          ------------------------------------
                                                                                              Growth Portfolio

                                                      For the six                 For the        For the six        For the
                                                         months                    period          months           period
                                                         ended                  11/1/961 to         ended         11/1/961 to
                                                        6/30/97                   12/31/96         6/30/97         12/31/96
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS:

Net investment income                     $                              2,368  $        821  $           1,908  $        634
Net realized gain (loss) on investments                                  1,070            --              4,769           (23)
Net change in unrealized appreciation
  (depreciation) on investments                                          4,158           616              8,363         2,596
                                                                        ------        ------             ------        ------
Net increase (decrease) in net assets
 from operations                                                         7,596         1,437             15,040         3,207
                                                                        ------        ------             ------        ------
CAPITAL STOCK ISSUED AND
   REDEEMED:

Net increase in net assets from
   capital share transactions (Note 5)                                      --       126,667                 --       126,667
                                                                        ------       -------             ------       -------
Net increase in net assets                                               7,596       128,104             15,040       129,874


NET ASSETS:

Beginning of period                                                    128,104            --            129,874            --
                                                                       -------       -------            -------       -------
END OF PERIOD                             $                            135,700  $    128,104  $         144,914  $    129,874
                                                                       =======       =======            =======       =======





                                          Maximum Horizon

                                             Portfolio
                                          ----------------
                                            For the six        For the
                                               months          period
                                               ended         11/1/961 to
                                              6/30/97         12/31/96
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS:

Net investment income                     $            758  $        296
Net realized gain (loss) on investments              4,602           (90)
Net change in unrealized appreciation
  (depreciation) on investments                     16,795         5,343
                                                    ------        ------
Net increase (decrease) in net assets
 from operations                                    22,155         5,549
                                                    ------        ------
CAPITAL STOCK ISSUED AND
   REDEEMED:

Net increase in net assets from
   capital share transactions (Note 5)                  --       126,667
                                                    ------       -------
Net increase in net assets                          22,155       132,216


NET ASSETS:

Beginning of period                                132,216            --
                                                   -------       -------
END OF PERIOD                             $        154,371  $    132,216
                                                   =======       =======



1Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (unaudited)








                                          MANNING & NAPIER INSURANCE FUND, INC.
                                         ---------------------------------------

                                                     Bond Portfolio                               Equity Portfolio

                                                       For the six                   For the        For the six         For the
                                                         months                      period            months           period
                                                          ended                    11/1/961 to         ended          11/1/961 to
                                                         6/30/97                    12/31/96          6/30/97          12/31/96

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD   $                                 9.94   $      10.00   $           10.56   $      10.00
                                                                         ------         ------              -------        -------
Income from investment operations:
   Net investment income                                                  0.263          0.062               0.032          0.047
   Net realized and unrealized gain
      (loss) on investments                                              (0.063)        (0.122)              1.818          0.513
                                                                         ------         ------              -------        -------

Total from investment operations                                          0.200         (0.060)              1.850          0.560
                                                                         ------         ------              -------        -------
NET ASSET VALUE - END OF PERIOD          $                                10.14   $       9.94   $           12.41   $      10.56
                                                                         ======         ======              =======        =======
Total return: 2                                                            2.01%        (0.60%)              17.52%          5.60%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses 3                                                             0.85%          0.85%               1.20%          1.20%
    Net investment income 3                                                5.35%          3.92%               0.58%          2.84%
Portfolio turnover                                                            0%             0%                 28%            29%
Average commission rate paid                                                 --             --   $          0.0600   $    .0.0661

NET ASSETS - END OF PERIOD               $                              128,473   $    125,875   $         160,211   $    136,267
                                                                        =======        =======             =======        =======







                                          Small Cap Portfolio

                                              For the six          For the
                                                months             period
                                                 ended           11/1/961 to
                                                6/30/97           12/31/96

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD   $              10.72   $      10.00
                                                       ------         ------
Income from investment operations:
   Net investment income                                0.010          0.009
   Net realized and unrealized gain
      (loss) on investments                             2.000          0.711
                                                       ------         ------

Total from investment operations                        2.010          0.720
                                                       ------         ------
NET ASSET VALUE - END OF PERIOD          $              12.73   $      10.72
                                                       ======         ======
Total return: 2                                         18.75%          7.20%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses 3                                           1.20%          1.20%
    Net investment income 3                              0.18%          0.55%
Portfolio turnover                                        103%             9%
Average commission rate paid             $             0.0306   $     0.0356

NET ASSETS - END OF PERIOD               $            164,362   $    138,374
                                                      =======        =======







* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses.

If these expenses had been incurred by the Fund, expenses would have been limited by state securities law and the net investment income per share and the ratios would have been as follows:








Net Investment Income            $ (0.547)  $0.036   $ (0.826)  $0.025   $ (0.769)  $(0.012)
Ratios (to average net assets):
   Expenses 3                       17.32%    2.50%     16.75%    2.50%     15.23%     2.50%
   Net investment income 3        (11.12)%    2.27%   (14.97)%    1.54%   (13.85)%   (0.75%)





1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.


The accompanying notes are an integral part of the financial statements.

Financial Highlights - continued (unaudited)









                                          MANNING & NAPIER INSURANCE FUND, INC.
                                         ---------------------------------------

                                                     Moderate Growth
                                                        Portfolio                                 Growth Portfolio
                                                       For the six                   For the        For the six         For the
                                                         months                      period            months           period
                                                          ended                    11/1/961 to         ended          11/1/961 to
                                                         6/30/97                    12/31/96          6/30/97          12/31/96

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD   $                                10.11   $      10.00   $           10.25   $      10.00
                                                                         ------         ------              ------         ------
Income from investment operations:
   Net investment income                                                  0.187          0.065               0.151          0.050
   Net realized and unrealized gain
      (loss) on investments                                               0.413          0.045               1.039          0.200
                                                                         ------         ------              ------         ------
Total from investment operations                                          0.600          0.110               1.190          0.250
                                                                         ------         ------              ------         ------
NET ASSET VALUE - END OF PERIOD          $                                10.71   $      10.11   $           11.44   $      10.25
                                                                         ======         ======              ======         ======
Total return 2:                                                            5.93%          1.10%              11.61%          2.50%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses 3                                                             1.20%          1.20%               1.20%          1.20%
    Net investment income 3                                                3.66%          4.08%               2.85%          3.11%
Portfolio turnover                                                           27%             0%                 38%             3%
Average commission rate paid             $                               0.0437   $     0.0700   $          0.0422   $     0.0696

NET ASSETS - END OF PERIOD               $                              135,700   $    128,104   $         144,914   $    129,874
                                                                        =======        =======             =======        =======








                                          Maximum Horizon
                                             Portfolio
                                            For the six        For the
                                              months           period
                                               ended         11/1/961 to
                                              6/30/97         12/31/96

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD   $          10.44   $      10.00
                                                   ------         ------
Income from investment operations:
   Net investment income                            0.060          0.023
   Net realized and unrealized gain
      (loss) on investments                         1.690          0.417
                                                   ------         ------
Total from investment operations                    1.750          0.440
                                                   ------         ------
NET ASSET VALUE - END OF PERIOD          $          12.19   $      10.44
                                                   ======         ======
Total return 2:                                     16.76%          4.40%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses 3                                       1.20%          1.20%
    Net investment income 3                          1.09%          1.43%
Portfolio turnover                                     51%             4%
Average commission rate paid             $         0.0419   $     0.0691

NET ASSETS - END OF PERIOD               $        154,371   $    132,216
                                                  =======        =======






* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses.

If these expenses had been incurred by the Fund, expenses would have been limited by state securities law and the net investment income per share and the ratios would have been as follows:










Net investment income               $ (0.605)  $0.044   $ (0.641)  $0.029   $ (0.727)  $0.002
   Ratios (to average net assets):
   Expenses 3                          16.71%    2.50%     16.15%    2.50%     15.49%    2.50%
   Net investment income 3           (11.85)%    2.78%   (12.10)%    1.81%   (13.20)%    0.13%









1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.     ORGANIZATION
Manning & Napier Bond Portfolio (Bond Portfolio), Manning & Napier Equity Portfolio (Equity Portfolio), Manning & Napier Small Cap Portfolio (Small Cap Portfolio), Manning & Napier Moderate Growth Portfolio (Moderate Growth Portfolio), Manning & Napier Growth Portfolio (Growth Portfolio), and Manning & Napier Maximum Horizon Portfolio (Maximum Horizon Portfolio) are no-load diversified series (collectively the Funds) of Manning & Napier Insurance Fund, Inc. (the "Corporation"). The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Corporation are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company.

The total authorized capital stock of the Corporation consists of 550 million shares of common stock each having a par value of $0.01. As of June 30, 1997, the shares are currently classified into six classes of shares including: Class A - Moderate Growth Portfolio, Class B - Growth Portfolio, Class C - Maximum Horizon Portfolio, Class D - Equity Portfolio, Class E - Small Cap Portfolio, and Class F - Bond Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES
     SECURITY VALUATION

Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices.

Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty (60) days or less are valued at amortized cost.


     SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

Security transactions are accounted for on the date the securities are
purchased  or  sold.   Dividend income is recorded on the ex-dividend date.
Interest income and expenses are recorded on an accrual basis.

Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

     FEDERAL INCOME TAXES
The Funds policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds are not subject to federal income tax to the extent the Funds qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments in accordance with requirements of the Internal
Revenue  Code.   Accordingly, no provision for federal income tax  have been made in the financial statements.

The Funds uses the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

    DISTRIBUTION OF INCOME AND GAINS

Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Funds.

Notes to Financial Statements (unaudited)

     DISTRIBUTION OF INCOME AND GAINS (continued)


The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Funds may periodically make reclassification among its capital accounts without impacting the Funds net asset value.


     FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars.
Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchase and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investment that result from fluctuations in foreign currency exchange rates is not separately stated.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Funds may purchase or sell forward foreign currency contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counter parties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

At June 30, 1997, the Funds had no open foreign currency exchange contracts.

     OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate based upon the following percentages of average daily net assets: 0.50% for Bond Portfolio and 1.00% for the Equity Portfolio, Small Cap Portfolio, Moderate Growth Portfolio, Growth Portfolio, and the Maximum Horizon Portfolio. For the six months ended June 30, 1997, the fees amounted to:$312 for the Bond Portfolio; $723 for the Equity Portfolio; $708 for the Small Cap Portfolio; $647 for the Moderate Growth Portfolio; $670 for the Growth Portfolio; and $698 for the Maximum Horizon Portfolio.


Under the Funds Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Funds with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Funds organization. The Advisor also provides the Funds with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Funds and of all Directors who are "affiliated persons" of the Funds or of the Advisor, and all personnel of the Funds or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary pay other expenses of the Funds in order to maintain total expenses for the Equity Portfolio, Small Cap Portfolio, Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio at no more than 1.20%, and for the Bond Portfolio at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $10,281 for the Bond Portfolio, $9,792 for the Equity Portfolio, $9,962 for the Small Cap Portfolio, $10,035 for the Moderate Growth Portfolio, $10,007 for the Growth Portfolio, and $9,974 for the Maximum Horizon Portfolio, for the six months ended June 30, 1997.

Notes to Financial Statements (unaudited)
3.     TRANSACTIONS WITH AFFILIATES (continued)


The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Funds. These services are provided at no additional cost to the Fund.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Funds shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Funds.

The compensation of the non-affiliated Directors totaled $3,405 for each Fund for the six months ended June 30, 1997.

4.     PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 1997 were as follows:





                             Purchases                      Sales
Fund                       Other Issuers   Government   Other Issuers   Government

Bond Portfolio                         --  $     9,957              --           --
Equity Portfolio           $       48,828           --  $       39,109           --
Small Cap Portfolio        $       87,720  $    70,119  $       70,733  $    54,970
Moderate Growth Portfolio  $       35,970           --  $        6,266  $    24,670
Growth Portfolio           $       46,895  $     9,934  $       20,253  $    29,646
Maximum Horizon Portfolio  $       60,939  $     9,847  $       36,762  $    34,360






5.     CAPITAL STOCK TRANSACTIONS

There were no shares sold or repurchased for the six months ended June
30, 1997.

Transactions in capital shares of Funds were as follows for the period November 1, 1996 to December 31, 1996:





                           Fund Shares Sold
Fund                         Shares Sold      Amount

Bond Portfolio                       12,667  $126,667
Equity Portfolio                     12,907  $129,193
Small Cap Portfolio                  12,913  $129,181
Moderate Growth Portfolio            12,667  $126,667
Growth Portfolio                     12,667  $126,667
Maximum Horizon Portfolio            12,667  $126,667



There were no shares repurchased during the period November 1, 1996 to December 31, 1996.

6.     FINANCIAL INSTRUMENTS
The Funds may trade in financial instruments with off-balance sheet risk in  the  normal  course  of their investing activities to assist in managing
exposure  to  various  market  risks.    These financial instruments include
written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Funds on June 30, 1997.


7.     FOREIGN SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States government. There risks include revaluation of currencies and future adverse
political  and  economic  developments.    Moreover,  securities of  foreign
companies and foreign governments be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States government.

29
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